Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders' Equity [Abstract]
Schedule of Fair Value of Company's Share Options Granted

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	Six months ended June 30, 2026

Risk-free interest rate	3.93 – 3.67%
Expected volatility	87.10- 92.72%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	5.94-6.77

Schedule of Company’s Options Activity

The following table summarizes the Company’s options activity during the Six months ended June 30, 2026:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value	weighted average of the grant date fair value

Outstanding at December 31, 2025	49,533	$87.31	6.6	-	-
Grants	155,000	$2.11	10	-	$0.00
Expired	(68)	$4,479	-	-	-

Outstanding at June 30, 2026	204,465	$23.10	9.0	-	-

Vested and expected to vest at June 30, 2026	204,465	$23.10	9.0	-	-

Exercisable at June 30, 2026	35,104	$111.13	6.7	-	-

Schedule of Expenses Recognized in the Financial Statements	Share based expenses recognized in the financial statements:
	Six months ended June 30
	2026	2025

Research and development	$36	$30
General and administrative (*)	56	221

	$92	$251

Schedule of Information Regarding Outstanding Warrants to Purchase

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of June 30, 2026:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2023 agent	9,545	$68.75
November 2023	243,377	$17.50
November 2023 agent	13,746	$19.13
August 2024	571,429	$22.50
August 2024 agent	20,000	$21.90
April 2025	17,500	$15.0
July 2025	58,333	$7.50
March 30 2026	3,183,476	$2.50
March 30 2026 agent	111,422	$3.13
	4,228,828